Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories	5. INVENTORIES As of December 31, 2015 and 2014, inventories consisted of the following:
	December 31, 2015	December 31, 2014
	$	$
Gingko seeds	24,658	—
Fertilizer	555	—
Total inventories	25,213	—